FAIR VALUE MEASUREMENTS (Narrative) (Details) € in Millions, ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 EUR (€)	Dec. 31, 2015 JPY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Derivative [Line Items]
Derivative Assets					¥ 7,277,406
Forward Contracts [Member]
Derivative [Line Items]
Derivative, notional amount			€ 69	¥ 2,000
Remaining maturity of foreign currency derivative	12 months
Foreign Exchange Option [Member]
Derivative [Line Items]
Derivative, notional amount | $		$ 70
Remaining maturity of foreign currency derivative	12 months
Derivative Assets					¥ 7,277,406
Loss on derivative	¥ 370,437